Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Notes Payable [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	$ 55.8	$ 39.2
Other Notes Payable [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	55.8	39.2
Revolving Credit Facility [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	152.0	130.0
Revolving Credit Facility [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	152.0	130.0
Letter of Credit [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	0.0	0.0
Letter of Credit [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	33.3	34.2
Term Loan Facilities [Member] | Term Loan Facilities [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	421.2	443.3
Term Loan Facilities [Member] | Term Loan Facilities [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	422.5	445.0
7.75% Senior Notes Due 2022 [Member] | Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	0.0	174.3
7.75% Senior Notes Due 2022 [Member] | Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	0.0	183.7
5.125% Senior Notes Due 2023 [Member] | Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	295.3	294.6
5.125% Senior Notes Due 2023 [Member] | Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	297.8	288.0
5.75% Senior Notes Due 2024 [Member] | Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	1,193.2	1,192.6
5.75% Senior Notes Due 2024 [Member] | Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	1,216.6	1,146.0
5.75% Senior Notes Due 2025 [Member] | Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	343.9	343.4
5.75% Senior Notes Due 2025 [Member] | Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	349.6	332.5
2.00% Convertible Senior Subordinated Notes due 2043 [Member] | Senior Subordinated Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	275.7	265.9
2.00% Convertible Senior Subordinated Notes due 2043 [Member] | Senior Subordinated Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts and estimated fair values of financial instruments	$ 382.6	$ 345.0